Equity - Own shares - Narrative (Details) £ / shares in Units, $ / shares in Units, $ in Millions, £ in Billions	4 Months Ended		12 Months Ended
	Jun. 06, 2023 USD ($)	Jun. 06, 2023 GBP (£)	Jun. 30, 2024 USD ($) £ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) £ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares		Jun. 30, 2022 USD ($) £ / shares shares		Jun. 30, 2022 USD ($) $ / shares shares		Sep. 28, 2023 £ / shares shares
Disclosure of reserves within equity [line items]
Share capital			$ 887	$ 887	$ 898	[1]	$ 898	[1]	$ 875	[1]	$ 875	[1]
Number of shares authorised to be repurchased (in shares) | shares													224,704,974
Repurchase of shares percentage of market value per share to be paid upon purchase													105.00%
Par value of shares authorised to be repurchased (in GBP per share) | £ / shares													£ 0.28935
Share buyback programme
Disclosure of reserves within equity [line items]
Stock repurchase program, authorized amount	$ 600	£ 0.5
Share buyback programme | Diageo Plc
Disclosure of reserves within equity [line items]
Purchase of own shares				$ 987			$ 1,673				$ 2,985
Number of shares purchased - share buyback programme (in shares) | shares				28,000,000			38,000,000				61,000,000
Purchase of own shares percentage of issued ordinary share capital				1.10%			1.50%				2.40%
Weighted average share price per share | (per share)			$ 29.18	$ 36.44	$ 36.16		$ 43.82		$ 37.09		$ 48.42
Transaction costs							$ 16				$ 21
Employee share trusts
Disclosure of reserves within equity [line items]
Number of shares outstanding (in shares) | shares			3,000,000	3,000,000	3,000,000		3,000,000		2,000,000		2,000,000
Share capital			$ 66	$ 66	$ 66		$ 66		$ 30		$ 30
Market value of shares outstanding			$ 97	$ 97	$ 127		$ 127		$ 76		$ 76

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.